Reinsurance Activity (Details) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2014	Dec. 31, 2013
Reinsurance Activity
Allowance for uncollectible accounts	$ 0	$ 0
Threshold percentage for disclosure of reinsurance recoverables		5.00%
Reinsurance activity
Balances due from Companies	4,000	5,200
Federal Emergency Management Agency
Reinsurance activity
Balances due from Companies		3,875
General Reinsurance | A++
Reinsurance activity
Balances due from Companies		1,119
Lloyd's Syndicate # 2001 | A+
Reinsurance activity
Balances due from Companies		409
Hannover Rueckversicherung | A+
Reinsurance activity
Balances due from Companies		295
R+V Versicherung AG | A+
Reinsurance activity
Balances due from Companies		360
Total
Reinsurance activity
Balances due from Companies		$ 6,058